NOTE 9 - STOCK PURCHASE WARRANTS	6 Months Ended
Jun. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 9 - STOCK PURCHASE WARRANTS

During the six months ended June 30, 2012, the Company issued warrants (each warrant is exercisable into one share of Company restricted common stock) in connection the issuance of stock for cash as discussed in Note 8 and for services rendered by consultants and employees.

A summary of the change in stock purchase warrants for the six months ended June 30, 2012 and 2011 is as follows:

	Number of Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
1st Quarter – 2012:
Balance, December 31, 2011	27,907,516	1.27	3.75
Warrants issued	3,534,898	1.75	5.15
Warrants exercised	(5,000)	0.50	-
Warrants cancelled	(125,000)	1.25	-
Balance, June 30, 2012	31,312,414	$1.27	3.67

1st Quarter – 2011:
Balance, December 31, 2010	7,348,895	$1.25	3.25
Warrants issued	17,783,951	1.26	3.78
Balance, June 30, 2011	25,132,846	1.25	3.55

The balance of outstanding and exercisable common stock warrants at June 30, 2012 is as follows:

Number of Warrants Outstanding	Exercise Price Range	Remaining Contractual Life (Years)
24,998,850	$1.01 - 1.25	3.25
150,000	$1.26 - 1.50	4.74
5,603,564	$1.51 - 1.75	4.56
500,000	$1.76 - 2.00	4.34
-	$2.01 - 2.25	-
60,000	$2.26 - 2.50	4.38

The fair value of stock purchase warrants granted were calculated using the Black-Scholes option pricing model using the following assumptions:

	Six Months Ended
	June 30, 2012	June 30, 2011
Risk free interest rate	.27% - .37%	.43% - .85%

Expected volatility	201% - 223%	218% - 223%

Expected term of stock warrant in years	2.5	2.5

Expected dividend yield	0%	0%

Average value per warrant	$1.10 - $1.57	$0.16 - $1.92

Expected volatility is based on historical volatility of the Company and other comparable companies. Short Term U.S. Treasury rates were utilized.  The expected term of the options was calculated using the alternative simplified method permitted by SAB 107, which defines the expected life as the average of the contractual term of the options and the weighted average vesting period for all option tranches.  Since trading volumes and the number of unrestricted shares are very small compared to total outstanding shares, the value of the warrants was decreased for lack of marketability.